Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Subsidiaries [Abstract]
Summary of group's material subsidiaries

	Principal location of the company's	The Group's ownership interest in the subsidiary for the year ended December 31
	activity	2017	2018
Name of company		%	%
Nano Dimension Technologies Ltd.	Israel	100%	100%
Nano Dimension IP Ltd. (*)	Israel	NA	100%
Nano Dimension USA Inc.	USA	100%	100%
Nano Dimension (HK) Limited (*)	Asia-Pacific	NA	100%

(*)       Nano Dimension IP Ltd. and Nano Dimension (HK) Limited were incorporated by the Company in 2018 and had no material activity during 2018.